Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxes Recoverable [Abstract]
Income tax and social contribution, tax assets	R$ 788,901	R$ 449,080
Social integration program, tax assets	74,452	94,932
Other, tax assets	6,566	19,293
Tax assets	869,919	563,305
Current tax assets	551,722	563,305
Non-current tax assets	R$ 318,197	R$ 0